Leases - Summary of Right-of-Use Assets within Consolidated Statements of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 248.1	€ 214.4
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	238.2	209.8
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0.0	0.0
Other operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 9.9	€ 4.6